Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property and Equipment, Net

3. Property and Equipment, Net

Property and equipment, net:

	December 31,
	2010	2011
	RMB
Cost:
Buildings	52,321	101,104
Equipment	64,516	101,526
Office furniture and fixtures	9,120	14,239
Leasehold improvements	67,518	131,343
Less: accumulated depreciation	(33,753)	(68,750)
Less: impairment of long lived assets	(1,347)	(3,366)
Construction in progress:	30,324	22,029

	188,699	298,125

Constructions in progress consist of mainly renovations for restaurants under development.

Depreciation expense for all property and equipment for the years ended December 31, 2009, 2010 and 2011 was RMB10,999, RMB21,288 and RMB38,274 ($6.1 million), respectively.